Goldman Sachs ActiveBeta_R International Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® International Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	4.89%	6.07%
MSCI World ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	5.09%	5.90%
Goldman Sachs ActiveBeta_R International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	4.83%	6.00%
Performance Inception Date	Nov. 06, 2015
Goldman Sachs ActiveBeta_R International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	4.27%	5.39%
Goldman Sachs ActiveBeta_R International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	3.80%	4.74%